Leases (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Lessee, Lease, Description [Line Items]
Total lease costs	¥ 15,427	¥ 26,469	¥ 39,327
Short-term lease costs	¥ 1,936	¥ 2,540	¥ 6,653
Minimum
Lessee, Lease, Description [Line Items]
Lease term	1 month
Maximum
Lessee, Lease, Description [Line Items]
Lease term	17 years